DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 04, 2025 USD ($) $ / shares	Jan. 30, 2025 USD ($) $ / shares shares	Oct. 18, 2023	Mar. 31, 2025 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 21, 2025 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from private warrants and private units | $						$ 2,483,000
Aggregate purchase price | $						$ 100,000
Par value of share | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Ratio of share per right		0.1					0.1
Gross proceeds from issuance of common stock | $					$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder shares outstanding					2,300,000		2,300,000
Minimum aggregate fair market value as a percentage of the net assets held in the trust account						80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%	50.00%
Proceeds from issuance of units in IPO and private placement | $		$ 8,080,000
Price per share | $ / shares		$ 10.1
Threshold percentage of shares redeemed without prior written consent of entity						15.00%	15.00%
Threshold business days for redemption of Public Shares						10 days	10 days
Percentage of outstanding shares will be redeemed						100.00%	100.00%
Maximum funds withdrawn annually for working capital purposes | $						$ 1,200,000	$ 1,000,000
Maximum dissolution expenses | $						$ 100,000	$ 100,000
BOXABL
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration | $	$ 3,500,000,000
Deemed value per share | $ / shares	$ 10
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares		$ 10
Ratio of share per right		0.1
Founder shares outstanding								10,295,800
Proceeds from issuance of units in IPO and private placement | $		$ 8,080,000
Additional price per unit | $ / shares		$ 0.1
Price per share | $ / shares		$ 10.1
Public offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		8,000,000		8,000,000		8,000,000
Price per unit | $ / shares		$ 10		$ 10		$ 10
Number of shares per unit		1
Number of right per unit		1
Ratio of share per right		0.1
Selling price per unit | $ / shares		$ 10
Gross proceeds from issuance of common stock | $		$ 80,000,000
Public offering | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		8,000,000
Price per unit | $ / shares		$ 10
Number of shares per unit		1
Number of right per unit		1
Ratio of share per right		0.1
Selling price per unit | $ / shares		$ 10
Gross proceeds from sale of units | $		$ 80,000,000
Private placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered				248,300		248,300
Price per unit | $ / shares		$ 15
Number of warrants				1,000,000		1,000,000
Exercise price of warrants | $ / shares		$ 15		$ 15		$ 15
Exercisable period of warrants (in years)		10 years
Number of shares per warrant		1
Ratio of share per right							0.1
Private placement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares		$ 15
Proceeds from private warrants and private units | $		$ 2,583,000
Exercise price of warrants | $ / shares		$ 15
Exercisable period of warrants (in years)		10 years
Number of shares per warrant		1
Ratio of share per right		0.1
Private placement | Related party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit | $ / shares		$ 10
Proceeds from private warrants and private units | $		$ 2,483,000
Number of shares per unit		1
Number of right per unit		1
Private placement | Related party | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		248,300
Price per unit | $ / shares		$ 10
Proceeds from private warrants and private units | $		$ 2,483,000
Number of shares per unit		1
Number of right per unit		1
Private placement | Related party | Ramnaraine Jaigobind
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		25,000
Private placement | Related party | Ramnaraine Jaigobind | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		25,000
Private placement | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		223,300
Number of warrants		1,000,000
Exercise price of warrants | $ / shares		$ 0.1
Number of shares per warrant		1
Aggregate purchase price | $		$ 100,000
Private placement | Sponsor | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units offered		223,300
Exercise price of warrants | $ / shares		$ 0.1